Available-for-Sale Debt Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Cantor Equity Partners, Inc. [Member]
Available-for-Sale Debt Securities (Tables) [Line Items]
Schedule of Available-for-Sale Debt Securities Held in the Trust Account

The following tables present the amortized cost, gross unrealized gains (losses), fair value and other information for the available-for-sale debt securities held in the Trust Account:

September 30, 2025	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1) (2)	$105,286,044	$33,801	$(18,771)	$105,301,074

December 31, 2024	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1) (2)	$101,881,727	$177,761	$(83,125)	$101,976,363

(1)	Contractual maturities are one year or less.
(2)	No debt securities were in an unrealized loss position.

The following table presents the amortized cost, gross unrealized gains (losses), fair value and other information for the available-for-sale debt securities held in the Trust Account:

December 31, 2024	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1)(2)	$101,881,727	$177,761	$(83,125)	$101,976,363
(1)	Contractual maturities are one year or less.

(2)	No debt securities were in an unrealized loss position.